Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Carrying amount at the beginning of the year	$ 630	$ 982
Additions	133	527
Reductions	497	1,001
Foreign currency translation	(14)	123
Carrying amount at the end of the year	251	630
of which: unsecured loans	243	621
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	157	139
Fees received for services provided to associates and joint ventures	104	128
Liabilities to associates and joint ventures	127	91
Commitments and contingent liabilities to associates and joint ventures	7	9
UBS AG
Entity [Table]
Carrying amount at the beginning of the year	630	982
Additions	133	527
Reductions	(497)	(1,001)
Foreign currency translation	(14)	123
Carrying amount at the end of the year	251	630
of which: unsecured loans	243	621
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	157	139
Fees received for services provided to associates and joint ventures	104	128
Liabilities to associates and joint ventures	127	91
Commitments and contingent liabilities to associates and joint ventures	$ 7	$ 9